Noncontrolling Interest in Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Capital contribution to subsidiary			$ 20,408
Capital contribution to subsidiary by Tsakos Energy Navigation Limited			10,408
Percentage of ownership in Mare Success S.A. by Tsakos Energy Navigation Ltd	51.00%
Percentage of revenue generated by single charterer	9.50%	7.40%
Polaris Oil Shipping Inc. (Polaris)
Noncontrolling Interest [Line Items]
Percentage of ownership in Mare Success S.A. by Polaris Oil Shipping Inc.	49.00%
Capital contribution to subsidiary by Polaris Oil Shipping Inc.			$ 10,000